Other current assets (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Other Current Assets

	June 30, 2023	December 31, 2022
	€	€
Prepayments	8,533,998	4,044,255
Other assets	948,475	582,589
	9,482,473	4,626,844